UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05415

Morgan Stanley Utilities Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Utilities Fund

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.8%)
	Electric Utilities (64.1%)
1,335,900	AES Corp. (The)*	$28,748,568
430,000	Allegheny Energy, Inc.*	21,130,200
270,300	Ameren Corp.(a)	13,596,090
420,000	American Electric Power Co., Inc.	20,475,000
200,000	CenterPoint Energy, Inc.(a)	3,588,000
340,000	CMS Energy Corp.*(a)	6,052,000
342,700	Consolidated Edison, Inc.(a)	17,498,262
295,000	Constellation Energy Group, Inc.	25,650,250
345,700	Dominion Resources, Inc.(a)	30,687,789
430,000	DPL, Inc.(a)	13,368,700
170,000	DTE Energy Co.(a)	8,143,000
964,924	Duke Energy Corp.(a)	19,578,308
645,000	Edison International	31,688,850
98,000	El Paso Electric Co.*(a)	2,582,300
390,700	Entergy Corp.(a)	40,992,244
85,000	E. ON AG (ADR) (Germany)	3,838,600
520,200	Exelon Corp.	35,742,942
525,600	FirstEnergy Corp.(a)	34,815,744
675,400	FPL Group, Inc.(a)	41,314,218
140,000	Iberdrola S.A.(Spain)	6,616,373
255,000	Mirant Corp.*	10,317,300
480,000	NRG Energy, Inc.*(a)	34,579,200
305,000	NSTAR	10,711,600
720,000	PG&E Corp.	34,754,400
155,000	Pinnacle West Capital Corp.(a)	7,478,750
335,000	PNM Resources Inc.(a)	10,820,500
830,000	PPL Corp.	33,947,000
155,000	Progress Energy, Inc.	7,818,200
360,000	Public Service Enterprise Group(a)	29,894,400
140,000	Reliant Energy, Inc.*(a)	2,844,800
555,300	SCANA Corp.(a)	23,972,301
135,000	Sierra Pacific Resources*(a)	2,346,300
707,900	Southern Co. (The)(a)	25,944,535
125,000	TECO Energy, Inc.(a)	2,151,250
470,000	TXU Corp.	30,127,000
520,800	Wisconsin Energy Corp.	25,269,216
190,000	Xcel Energy, Inc.	4,691,100
		703,775,290
	Energy (15.4%)
543,100	AGL Resources, Inc.	23,201,232
823,849	Dynegy, Inc. (Class A)*	7,628,842
380,200	Equitable Resources, Inc.	18,371,264
615,000	MDU Resources Group, Inc.	17,675,100
240,700	New Jersey Resources Corp.(a)	12,047,035
105,000	NiSource, Inc.(a)	2,566,200
120,000	Powershares Wilderhill Clean Energy Portfolio (ETF)(a)	2,258,400
200,100	Questar Corp.	17,850,921
550,511	Sempra Energy	33,586,676
445,462	Spectra Energy Corp.	11,702,287
70,000	Suntech Power Holdings Co. Ltd. (ADR) (China)*(a)	2,422,700
682,000	Williams Companies, Inc. (The)(a)	19,409,720
		168,720,377

	Telecommunications (19.3%)
346,973	ALLTEL Corp.(a)	21,512,326
267,000	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)*	12,759,930
177,360	American Tower Corp. (Class A)*(a)	6,908,172
1,020,777	AT&T Inc.(a)	40,249,237
55,000	China Mobile Limited (ADR) (Hong Kong)	2,466,750
400,000	Citizens Communications Co.(a)	5,980,000
295,000	Crown Castle International Corp.*(a)	9,478,350
350,000	Level 3 Communications, Inc.*(a)	2,135,000
135,000	NII Holdings, Inc.*(a)	10,014,300
482,000	Rogers Communications, Inc. (Class B) (Canada)	15,790,320
115,000	SBA Communications Corp.*(a)	3,398,250
147,586	Telefonica de Espana S.A. (ADR) (Spain)(a)	9,799,710
344,136	Telefonica S.A. (Spain)	7,582,727
467,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	15,597,800
65,000	TELENOR ASA (ADR) (Norway)(a)	3,456,050
158,000	Telus Corp. (Non-Voting) (Canada)	7,886,996
67,000	TIME WARNER CABLE - A*	2,510,490
290,000	Time Warner Telecom Inc. (Class A)*(a)	6,023,300
581,360	Verizon Communications, Inc.	22,045,171
443,429	Windstream Corp.	6,513,972
		212,108,851
	TOTAL COMMON STOCKS (Cost $518,966,438)	1,084,604,518

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (24.1%)
	REPURCHASE AGREEMENTS (1.1%)
$12,513	Joint repurchase agreement account 5.3301 due 04/02/07 (dated 03/30/07; proceeds $12,518,558) (c) (Cost $12,513,000)		12,513,000

174	The Bank of New York 5.25% due 04/02/07 (dated 03/30/07; proceeds $173,971) (b) (Cost $177,895)		173,895

	TOTAL REPURCHASE AGREEMENTS		12,686,895

	SECURITY PURCHASED FROM SECURITIES LENDING COLLATERAL (a) (23.0%)
252,058	The Bank of New York Institutional Cash Reserve Fund (Cost $252,057,572)		252,057,572

	TOTAL SHORT-TERM INVESTMENTS		264,744,467

	TOTAL INVESTMENTS (Cost $783,537,010)(d)	122.9%	1,349,348,985
	LIABILITIES IN EXCESS OF OTHER ASSETS	(22.9)	(251,261,576)
	NET ASSETS	100.0%	$1,098,087,409

ADR	American Depositary Receipt.
ETF	Exchange Traded Funds.
*	Non-income producing security.
(a)	As of March 31, 2007 all or a portion of this security with a total value of $243,852,509 was on loan and secured by collateral of $252,057,572 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.
(b)	Collateralized by Federal National Mortgage Assoc. 5.050% due 08/01/36 valued at $177,373.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $566,002,765 and the aggregate gross unrealized depreciation is $364,685, resulting in net unrealized appreciation of $565,638,080.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007